Schedule of Roll Forward Derivative Liability, Put Option (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2025	$ 2,279,000
Balance at June 30, 2026	23,000	$ 2,279,000
Derivative Financial Instruments Liabilities Put Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2025	$ 428,236
Premiums received on sold BTC put options		534,500
Net change in fair value recognized in earnings		(106,264)
Settlements / expirations
Balance at June 30, 2026		$ 428,236